Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting. The accompanying financial statements for the Plan have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP) on the accrual basis of accounting.

Valuation of Investments. The Plan’s investments are stated at fair value in accordance with Accounting Standards Codification Topic 820, Fair Value Measurement (ASC 820). Investment securities at December 31, 2024 are comprised of mutual funds that are valued at the quoted market price, which represents the net asset value of shares held by the Plan at year-end. These mutual funds are registered with the U.S. Securities and Exchange Commission and are required to publish their daily net asset value and to transact at that price. Investments traded on national securities exchanges are valued at closing prices on the last business day of the year. See Note 3, Fair Value Measurements.

Sale of Investments. Purchases and sales of securities are recorded on a trade-date basis. Net appreciation/depreciation in the fair value of investments includes gains and losses realized on investments bought and sold, as well as changes in the fair value of investments held during the year. Gains or losses on sales of the Hess Corporation common stock, the Chevron Corporation common stock and investment securities in the Plan are based on average cost.

Interest and Dividend Income. Interest and dividend income are recorded in participant accounts as earned. Dividends are recorded on the ex-dividend date.
NOTE 2 - Summary of Significant Accounting Policies (Continued)

Notes Receivable from Participants. Notes receivable from participants are stated at their outstanding principal balances plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent participant loans are reclassified as a distribution based upon the terms of the Plan document.

Benefit Payments. Distributions of benefits to participants are recorded when paid.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements, accompanying notes and supplemental schedules. Actual results could differ from those estimates.

Risks and Uncertainties. The Plan invests in various investment securities and in Hess Corporation common stock until July 18, 2025, when Hess Corporation common stock converted into Chevron Corporation common stock. Investment securities are exposed to various risks, such as overall market volatility, commodity prices, interest rates, foreign exchange rates, and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.